TYPE                13F-HR
PERIOD              06/30/02
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: June 30,2002

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       August 12, 2002
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:    $  347,079
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                             FORM 13F INFORMATION TABLE
                                             VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLA CUSIP   (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
-------------------------------------------- ----------- -------------------------------------------- -------- --------
ADAPTEC INC.            COM         00651F10       2,556   324,000  SH        OTHER   01                324,000            -
ALLIED CAPITAL CORP     OP          01903Q95       5,255   232,000  SH   PUT  OTHER   01                232,000
Alltel Corp             OP          02003995      18,800   400,000  SH   PUT  OTHER   01                400,000
AMC ENTERTAINMENT       COM         00166910       3,043   214,300  SH        OTHER   01                214,300            -
Americredit Corp        OP          03060R95       1,964    70,000  SH   PUT  OTHER   01                 70,000
AT&T WIRELESS SERVICES ICOM         00209A10       6,364 1,087,800  SH        OTHER   01              1,087,800
Brookstone Inc.         COM         11453710         195    11,000  SH        OTHER   01                 11,000
CHILDRENS PLACE RETAIL SCOM         16890510         350    13,200  SH        OTHER   01                 13,200
Cintas Corp             OP          17290895       1,854    37,500  SH   PUT  OTHER   01                 37,500
Computer Sciences Corp  OP          20536395       1,912    40,000  SH   PUT  OTHER   01                 40,000
Cree Inc                COM         22544710      21,280 1,608,483  SH        OTHER   01              1,608,483
Dell Computer CorporatioCOM         24702510       3,411   130,500  SH        OTHER   01                130,500
Dell Computer CorporatioOP          24702595       3,921   150,000  SH   PUT  OTHER   01                150,000
Electronic Data System  OP          28566195      42,723 1,150,000  SH   PUT  OTHER   01              1,150,000
Fastenal  Co.           OP          31190095       4,891   127,000  SH   PUT  OTHER   01                127,000
HANDLEMAN               COM         41025210       4,739   326,800  SH        OTHER   01                326,800
Harley Davidson Inc.    OP          41282295       2,564    50,000  SH   PUT  OTHER   01                 50,000
HARMONIC INC            COM         41316010         312    85,366  SH        OTHER   01                 85,366
INTERWOVEN INC          COM         46114T10      25,723 8,433,661  SH        OTHER   01              8,433,661
Magna Entertainment CorpCL A        55921110      11,344 1,622,900  SH        OTHER   01              1,622,900
MARTHA STEWART OMNIMEDIACL A        57308310       5,162   450,000  SH        OTHER   01                450,000
Marvel Enterprises      COM         57383M10       2,048   373,800  SH        OTHER   01                      0373,800
Metris Companies Inc    OP          59159895       1,662   200,000  SH   PUT  OTHER   01                200,000
NASDAQ 100 TR           OC          63110090       7,830   300,000  SH   CALL OTHER   01                300,000
NASDAQ 100 TR           UNIT SER 1  63110010      17,234   660,300  SH        OTHER   01                660,300
NET2PHONE               COM         64108N10       9,852 2,307,168  SH        OTHER   01              2,307,168
Nvidia Corp             OP          67066G95       1,718   100,000  SH   PUT  OTHER   01                100,000
Open Text Corp          OP          68371595       1,598    81,500  SH   PUT  OTHER   01                 81,500
OPTA Food Ingredients InCOM         68381N10       1,197   880,000  SH        OTHER   01                880,000
PAYCHEX INC             COM         70432610       1,480    47,300  SH        OTHER   01                 47,300
PAYCHEX INC             OP          70432695       3,129   100,000  SH   PUT  OTHER   01                100,000
PMC-SIERRA INC          COM         69344F10       4,040   435,800  SH        OTHER   01                435,800
POWERWAVE TECHNOLOGY    COM         73936310      22,641 2,471,740  SH        OTHER   01              2,471,740
PRE PAID LEGAL          COM         74006510         299    15,000  SH        OTHER   01                 15,000
PRE PAID LEGAL          OP          74006595       5,538   278,300  SH   PUT  OTHER   01                278,300
RIVERDEEP GROUP         ADR         76870Q10         305    19,600  SH        OTHER   01                      0 19,600
RUBIO'S RESTURANT INC.  COM         78116B10       4,657   521,448  SH        OTHER   01                521,448
SANMINA CORP            COM         80090710      28,033 4,442,700  SH        OTHER   01              4,442,700
SCIENTIFIC GAMES CORP   CL A        80874P10       2,382   300,000  SH        OTHER   01                300,000
Sears Roebuck & Co.     OP          81238795      16,290   300,000  SH   PUT  OTHER   01                300,000
SYNGENTA AG  ADR'S      COM         87160A10       6,217   511,300  SH        OTHER   01                511,300
Take Two Interactive SofOP          87405495       4,375   212,500  SH   PUT  OTHER   01                212,500
THE STREET.COM INC.     COM         88368Q10       5,276 2,314,254  SH        OTHER   01              2,314,254
Trikon Technologies Inc COM         89618740      11,872 1,320,556  SH        OTHER   01              1,320,556
Tyco Intl               OP          90212495      10,808   800,000  SH   PUT  OTHER   01                800,000
XM SATELLITE RADIO      CL A        98375910       8,235 1,135,900  SH        OTHER   01                      01,135,900

 /TEXT
 /DOCUMENT
 /SUBMISSION